Investments in associates and joint ventures (Details 3) - BRL (R$) shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments In Associates And Joint Ventures
Jointly Controlled by Banco Santander - Total assets	R$ 15,665,896	R$ 12,488,103	R$ 12,900,571
Jointly Controlled by Banco Santander -Total liabilities	15,289,473	12,473,458	11,255,396
Total Income Jointly Controlled By Banco Santander	446,732	95,420	51,847
Banco RCI Brasil S.A. - Total assets	11,232,921	11,147,493	11,620,304
Banco RCI Brasil S.A. -Total liabilities	11,078,109	11,080,238	10,255,995
Banco RCI Brasil S.A	211,111	157,462	99,951
Estruturadora Brasileira de Projetos S.A. - EBP - Total assets	6,831	11,339	11,562
Estruturadora Brasileira de Projetos S.A. - EBP -Total liabilities	11,427	11,476	39
Total Income Estruturadora Brasileira De Projetos Sa Ebp	390	(136)	148
Gestora de Inteligencia de Credito - Total assets	1,565,100	1,173,234	1,126,424
Gestora de Inteligencia de Credito -Total liabilities	R$ 1,642,454	R$ 1,237,937	R$ 933,115
Total Income Gestora De Inteligncia De Crdito	(68,330)	(74,136)	(45,410)
Santander Auto S.A. - Total assets	R$ 208,976	R$ 156,037	R$ 71,807
Santander Auto S.A. -Total liabilities	182,551	143,807	38,466
Total Income Santander Auto Sa	26,425	12,230	(3,376)
CIP S.A - Total assets	2,652,068
CIP S.A -Total liabilities	2,374,932
[custom:TotalIncomeCipSa]	277,136
Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participacoes SA) - Total assets	3,593,408	3,055,130	2,952,308
Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participacoes SA) -Total liabilities	3,459,786	2,824,094	1,692,770
Total Income Jointly Controlled By Santander Corretora De Seguros Current Corporate Name Of Santander Participaes Sa	133,621	231,035	68,469
Webmotors S.A. - Total assets	393,592	342,195	512,687
Webmotors S.A. -Total liabilities	316,559	276,743	78,856
Total Income Webmotors Sa	77,033	65,452	21,529
Tecnologia Bancaria S.A. - TECBAN - Total assets	2,973,912	2,707,571	2,435,377
Tecnologia Bancaria S.A. - TECBAN -Total liabilities	2,921,075	2,542,515	1,612,822
TotalIncomeTecnologiaBancriaSaTecban	52,837	165,056	46,735
Hyundai Corretora de Seguros Ltda. - Total assets	4,025	3,353	2,076
Hyundai Corretora de Seguros Ltda. -Total liabilities	4,037	2,921	251
TotalIncomeHyundaiCorretoraDeSegurosLtda	(12)	431	(43)
PSA Corretora de Seguros e Servicos Ltda. - Total assets	5,400	2,011	2,168
PSA Corretora de Seguros e Servicos Ltda. -Total liabilities	3,358	1,915	841
TotalIncomePsaCorretoraDeSegurosServiosLtda	2,041	96	247
CSD Central de Servicos de Registro e Deposito aos Mercados Financeiro e de Capitais S.A -- Total assets	216,479
CSD Central de Servicos de Registro e Deposito aos Mercados Financeiro e de Capitais S.A -Total liabilities	214,757
[custom:TotalIncomeCsdCentralDeServicosDeRegistroEDepositoAosMercadosFinanceiroEDeCapitaisSa]	1,722
Total assets	19,259,304	15,558,104	15,979,756
Total liabilities	18,749,259	15,315,100	12,977,558
Total Income	R$ 580,353	323,778	120,091
Significant Influence of Banco Santander - Total assets		14,871	126,877
Significant Influence of Banco Santander -Total liabilities		17,548	29,391
TotalIncomeSignificantInfluenceOfBancoSantander		(2,677)	(225)
Norchem Holding e Negocios S.A. - Total assets		14,871	126,877
Norchem Holding e Negocios S.A. -Total liabilities		17,548	29,391
TotalIncomeNorchemHoldingNegciosSa		R$ (2,677)	(225)
Norchem Participacoes e Consultoria S.A. - Total assets			70,475
Banco RCI Brasil S.A. -Total liabilities			27,781
[custom:TotalIncomeNorchemParticipacoesEConsultoriaSa]			R$ 534